Shareholders’ Equity (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Dec. 27, 2018
Shareholders’ Equity [Line Items]
Common par value (in Dollars per share)	$ 0.000625	$ 0.000625
Share capital (in Dollars)	$ 49,219
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Common stock authorized	160,000,000
Common par value (in Dollars per share)			$ 0.001
Ordinary share, shares issued	78,750,655